Financial Commitments	12 Months Ended
Dec. 31, 2018
Financial Commitments
FINANCIAL COMMITMENTS
25.	FINANCIAL COMMITMENTS

The Group’s main financial commitments relate to the contractual payments in respect of its licensing agreements. Due to the uncertain nature of scientific research and development and the length of time required to reach commercialization of the products of this research and development, preclinical, clinical and commercial milestone obligations are not detailed until there is a reasonable certainty that the obligation will become payable. Contractual commitments are detailed where amounts are known and certain.

●	Milciclib project research funding of approximately £1m has been committed to for 2019 and beyond. Diligence obligations are payable to BMS / Medarex should the project continue. Other payments relate to the achievement of clinical milestones or the payment of royalties.

●	Foralumab project –Future payments relate to the achievement of clinical milestones or the payment of royalties.